Quarterly Report
January 31, 2021
MFS®  Emerging Markets Debt Local Currency Fund
EML-Q1

Portfolio of Investments
1/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 94.2%
Brazil – 4.7%
Federative Republic of Brazil, Inflation Linked Bond, 6%, 8/15/2024	BRL	20,206,047	$4,193,024
Federative Republic of Brazil, Inflation Linked Bond, 6%, 5/15/2025		24,783,279	5,224,193
Nota do Tesouro Nacional, 10%, 1/01/2023		46,890,000	9,327,967
			$18,745,184
Chile – 3.2%
AES Gener S.A., 6.35% to 4/07/2025, FLR (CMT - 5yr. + 4.917%) to 4/07/2030, FLR (CMT - 5yr. + 5.167%) to 4/07/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079 (n)		$1,752,000	$1,903,566
Kenbourne Invest S.A., 4.7%, 1/22/2028 (n)		575,000	581,670
Republic of Chile, 2.3%, 10/01/2028 (n)	CLP	4,315,000,000	5,826,586
Republic of Chile, 4.7%, 9/01/2030		2,965,000,000	4,745,369
			$13,057,191
China – 6.9%
China Development Bank, 3.23%, 1/10/2025	CNY	36,490,000	$5,627,179
China Development Bank, 3.45%, 9/20/2029		79,730,000	12,133,401
Republic of China, 3.25%, 6/06/2026		26,730,000	4,187,261
Republic of China, 2.68%, 5/21/2030		32,320,000	4,773,113
Weibo Corp., 3.375%, 7/08/2030		$968,000	997,202
			$27,718,156
Colombia – 7.3%
Empresas Publicas de Medellin E.S.P., 8.375%, 11/08/2027 (n)	COP	4,009,000,000	$1,192,814
Empresas Publicas de Medellin E.S.P., 4.375%, 2/15/2031 (n)		$690,000	733,815
Kingdom of Spain, Inflation Linked Bond, 3.3%, 3/17/2027	COP	10,921,831,986	3,475,849
Republic of Colombia, 5.75%, 11/03/2027		45,138,000,000	13,420,657
Republic of Colombia, “B”, 6%, 4/28/2028		5,716,800,000	1,707,873
Republic of Colombia, Inflation Linked Bond, 3.5%, 5/07/2025		16,220,654,363	5,159,377
Titulos de Tesoreria, “B”, 7.75%, 9/18/2030		11,657,700,000	3,795,428
			$29,485,813
Cote d'Ivoire – 0.6%
Republic of Cote d'Ivoire, 4.875%, 1/30/2032 (n)	EUR	1,131,000	$1,409,239
Republic of Cote d'Ivoire, 6.875%, 10/17/2040 (n)		609,000	830,724
			$2,239,963
Czech Republic – 1.3%
Czech Republic, 2%, 10/13/2033	CZK	83,150,000	$4,121,327
PPF Telecom Group B.V., 3.25%, 9/29/2027	EUR	900,000	1,175,693
			$5,297,020
Dominican Republic – 0.5%
Dominican Republic, 4.875%, 9/23/2032 (n)		$1,832,000	$1,953,828
Egypt – 0.5%
Arab Republic of Egypt, 7.6%, 3/01/2029 (n)		$650,000	$731,289
Arab Republic of Egypt, 7.625%, 5/29/2032 (n)		1,137,000	1,259,341
Arab Republic of Egypt, 7.625%, 5/29/2032		200,000	221,520
			$2,212,150
Guatemala – 0.2%
Banco Industrial S. A., 4.875% to 1/29/2026, FLR (CMT - 5yr. + 4.442%) to 1/29/2031 (n)		$819,000	$837,428

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Hungary – 4.0%
Republic of Hungary, 5.5%, 6/24/2025	HUF	1,551,420,000	$6,232,266
Republic of Hungary, 3.25%, 10/22/2031		2,586,090,000	9,725,503
			$15,957,769
India – 3.7%
Delhi International Airport Ltd., 6.45%, 6/04/2029 (n)		$1,263,000	$1,285,103
Delhi International Airport Ltd., 6.45%, 6/04/2029		400,000	407,000
GMR Hyderabad International Airport Ltd., 4.75%, 2/02/2026 (n)		2,000,000	1,993,750
Republic of India, 7.27%, 4/08/2026	INR	618,650,000	9,150,017
Shriram Transport Finance Co. Ltd., 5.1%, 7/16/2023 (n)		$326,000	329,275
Shriram Transport Finance Co. Ltd., 5.1%, 7/16/2023		384,000	387,858
Shriram Transport Finance Co. Ltd., 4.4%, 3/13/2024 (n)		1,320,000	1,316,695
			$14,869,698
Indonesia – 10.8%
Republic of Indonesia, 6.5%, 6/15/2025	IDR	24,691,000,000	$1,835,352
Republic of Indonesia, 7%, 5/15/2027		177,445,000,000	13,389,952
Republic of Indonesia, 9%, 3/15/2029		35,368,000,000	2,941,644
Republic of Indonesia, 7%, 9/15/2030		106,507,000,000	7,957,204
Republic of Indonesia, 8.75%, 5/15/2031		24,267,000,000	2,009,854
Republic of Indonesia, 7.5%, 8/15/2032		69,292,000,000	5,229,052
Republic of Indonesia, 6.25%, 6/15/2036		28,624,000,000	2,035,099
Republic of Indonesia, 7.5%, 5/15/2038		75,785,000,000	5,636,881
Republic of Indonesia, 8.375%, 4/15/2039		28,889,000,000	2,348,925
			$43,383,963
Israel – 0.3%
Leviathan Bond Ltd., 6.75%, 6/30/2030 (n)		$1,098,000	$1,248,184
Jordan – 0.5%
Hashemite Kingdom of Jordan, 5.85%, 7/07/2030 (n)		$1,422,000	$1,560,645
Hashemite Kingdom of Jordan, 5.85%, 7/07/2030		300,000	329,250
			$1,889,895
Kenya – 0.2%
Republic of Kenya, 8%, 5/22/2032		$851,000	$981,773
Macau – 0.2%
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		$960,000	$987,312
Malaysia – 4.2%
Government of Malaysia, 3.955%, 9/15/2025	MYR	2,421,000	$647,756
Government of Malaysia, 3.9%, 11/30/2026		29,621,000	7,954,094
Government of Malaysia, 4.232%, 6/30/2031		20,007,000	5,542,287
Government of Malaysia, 4.065%, 6/15/2050		10,903,000	2,750,604
			$16,894,741
Mexico – 8.4%
CEMEX S.A.B. de C.V., 3.875%, 7/11/2031 (n)		$1,209,000	$1,210,814
Petroleos Mexicanos, 7.47%, 11/12/2026	MXN	10,559,900	444,980
Petroleos Mexicanos, 6.95%, 1/28/2060		$2,201,000	1,929,176
Red de Carreteras de Occidente SAPIB de C.V., 9%, 6/10/2028 (n)	MXN	13,404,300	699,673
United Mexican States, 10%, 12/05/2024		31,270,000	1,826,532
United Mexican States, 5.75%, 3/05/2026		147,950,000	7,578,585
United Mexican States, 8.5%, 5/31/2029		193,370,000	11,514,849
United Mexican States, 8%, 11/07/2047		37,700,000	2,141,630
United Mexican States, Inflation Linked Bond, 4.5%, 12/04/2025		36,788,420	2,080,962

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mexico – continued
United Mexican States, Inflation Linked Bond, 4%, 11/30/2028	MXN	77,693,955	$4,485,775
			$33,912,976
Morocco – 0.6%
Kingdom of Morocco, 1.5%, 11/27/2031	EUR	862,000	$1,030,912
Kingdom of Morocco, 3%, 12/15/2032 (n)		$1,031,000	1,038,485
Kingdom of Morocco, 4%, 12/15/2050 (n)		354,000	360,726
			$2,430,123
Nigeria – 0.0%
Afren PLC, 10.25%, 4/08/2019 (a)(d)		$693,819	$0
Peru – 2.1%
Banco de Credito del Peru, 4.65%, 9/17/2024 (n)	PEN	10,403,000	$3,067,024
Camposol S.A., 6%, 2/03/2027 (n)		$347,000	364,263
Peru LNG, 5.375%, 3/22/2030		1,360,000	1,222,300
Republic of Peru, 6.95%, 8/12/2031	PEN	5,557,000	1,961,825
Republic of Peru, 6.9%, 8/12/2037		5,166,000	1,724,730
			$8,340,142
Poland – 1.2%
Government of Poland, 5.75%, 4/25/2029	PLN	12,968,000	$4,838,305
Romania – 4.0%
Republic of Romania, 4.75%, 2/24/2025	RON	20,395,000	$5,592,192
Republic of Romania, 5.8%, 7/26/2027		16,880,000	5,038,704
Republic of Romania, 4.15%, 1/26/2028		14,370,000	3,946,923
Republic of Romania, 2%, 1/28/2032 (n)	EUR	1,159,000	1,463,144
			$16,040,963
Russia – 5.6%
Russian Federation, 7.05%, 1/19/2028	RUB	259,724,000	$3,644,407
Russian Federation, 7.7%, 3/23/2033		512,911,000	7,455,102
Russian Federation, 7.25%, 5/10/2034		618,104,000	8,665,543
Russian Federation, Inflation Linked Bond, 2.5%, 2/02/2028		62,182,401	833,185
Russian Federation, Inflation Linked Bond, 2.5%, 7/17/2030		146,624,187	1,949,997
			$22,548,234
Saudi Arabia – 0.2%
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 2/26/2027		$860,000	$858,271
South Africa – 13.1%
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.85%, 4/02/2026	ZAR	36,000,000	$2,394,421
Republic of South Africa, 10.5%, 12/21/2026		248,287,000	19,409,888
Republic of South Africa, 8%, 1/31/2030		220,915,000	13,940,734
Republic of South Africa, 9%, 1/31/2040		168,155,000	9,490,373
Republic of South Africa, Inflation Linked Bond, 2%, 1/31/2025		32,325,111	2,076,009
Republic of South Africa, Inflation Linked Bond, 2.6%, 3/31/2028		66,395,019	4,094,323
Transnet SOC Ltd. (Republic of South Africa), 9.5%, 5/13/2021		22,700,000	1,505,779
			$52,911,527
Sri Lanka – 0.4%
Republic of Sri Lanka, 6.75%, 4/18/2028		$1,400,000	$834,554
Republic of Sri Lanka, 7.85%, 3/14/2029 (n)		1,172,000	707,595
			$1,542,149

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Supranational – 0.7%
West African Development Bank, 4.7%, 10/22/2031		$400,000	$436,848
West African Development Bank, 4.7%, 10/22/2031 (n)		1,364,000	1,489,652
West African Development Bank, 2.75%, 1/22/2033 (n)	EUR	721,000	897,281
			$2,823,781
Thailand – 3.5%
Kingdom of Thailand, 3.775%, 6/25/2032	THB	341,485,000	$14,221,229
Turkey – 2.5%
Republic of Turkey, 10.5%, 8/11/2027	TRY	12,159,000	$1,507,153
Republic of Turkey, 12.4%, 3/08/2028		18,426,000	2,477,869
Republic of Turkey, 11.7%, 11/13/2030		30,836,000	4,018,193
Republic of Turkey, 5.95%, 1/15/2031		$1,097,000	1,126,070
Republic of Turkey, 6.75%, 5/30/2040		878,000	909,661
			$10,038,946
United Arab Emirates – 0.7%
DAE Funding LLC (United Arab Emirates), 3.375%, 3/20/2028 (n)		$450,000	$462,937
Dae Sukuk DIFC Ltd., 3.75%, 2/15/2026 (n)		1,218,000	1,290,145
DP World Salaam (United Arab Emirates), 6% to 1/01/2026, FLR (CMT - 5yr. + 5.75%) to 1/01/2031, FLR (CMT - 5yr. + 6.75%) to 1/01/2070		1,000,000	1,096,346
			$2,849,428
Uruguay – 1.8%
Oriental Republic of Uruguay, 8.5%, 3/15/2028	UYU	232,785,000	$5,803,123
Oriental Republic of Uruguay, Inflation Linked Bond, 3.875%, 7/02/2040		54,463,195	1,511,371
			$7,314,494
Zambia – 0.3%
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)		$1,115,000	$1,202,728
Total Bonds			$379,633,364
Common Stocks – 0.0%
Canada – 0.0%
Frontera Energy Corp.		16,374	$47,784
Investment Companies (h) – 4.8%
Money Market Funds – 4.8%
MFS Institutional Money Market Portfolio, 0.09% (v)		19,221,369	$19,221,369

Other Assets, Less Liabilities – 1.0%			3,954,275
Net Assets – 100.0%			$402,856,792
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $19,221,369 and $379,681,148, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $40,235,731, representing 10.0% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
BZDIOVRA	Brazil Interbank Deposit Rate
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
THBFIX	Thai Baht Floating Rate Fixed
TIIE	Interbank Equilibrium Interest Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
Derivative Contracts at 1/31/21
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CLP	244,855,000	USD	331,287	Goldman Sachs International	4/26/2021	$2,180
CNH	125,306,351	USD	19,289,177	Barclays Bank PLC	4/16/2021	46,398
CNH	6,523,000	USD	1,003,045	State Street Bank Corp.	4/16/2021	3,496
COP	42,726,871,338	USD	11,768,060	Citibank N.A.	2/03/2021	203,246
COP	2,824,189,000	USD	756,088	Goldman Sachs International	2/03/2021	35,199
CZK	325,866,850	USD	15,086,044	Merrill Lynch International	4/16/2021	112,183
CZK	11,834,000	USD	550,663	Morgan Stanley Capital Services, Inc.	4/16/2021	1,267
EUR	361,663	USD	438,081	HSBC Bank	4/16/2021	1,531
EUR	809,379	USD	980,485	JPMorgan Chase Bank N.A.	4/16/2021	3,338
IDR	4,061,726,000	USD	287,978	Barclays Bank PLC	2/19/2021	1,091
IDR	5,776,982,000	USD	408,326	Citibank N.A.	2/26/2021	2,561
IDR	5,382,555,000	USD	381,714	JPMorgan Chase Bank N.A.	2/01/2021	1,932
IDR	5,649,461,000	USD	401,152	Morgan Stanley Capital Services, Inc.	2/26/2021	666
INR	157,444,000	USD	2,134,111	JPMorgan Chase Bank N.A.	2/24/2021	18,013
MYR	1,158,000	USD	285,362	Barclays Bank PLC	3/29/2021	573
MYR	2,445,000	USD	602,291	Barclays Bank PLC	4/16/2021	1,105
PEN	5,813,241	USD	1,594,547	Banco Santander S.A	2/03/2021	3,475
PEN	39,156,050	USD	10,750,204	Citibank N.A.	2/02/2021	13,458

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
PEN	9,461,950	USD	2,587,688	Citibank N.A.	3/29/2021	$13,337
PEN	1,320,000	USD	362,807	Goldman Sachs International	2/02/2021	50
PEN	3,648,709	USD	1,001,100	JPMorgan Chase Bank N.A.	2/03/2021	1,907
PHP	31,148,590	USD	646,196	JPMorgan Chase Bank N.A.	4/21/2021	992
PLN	6,862,007	USD	1,838,305	State Street Bank Corp.	4/16/2021	5,495
RUB	15,531,000	USD	202,411	Barclays Bank PLC	3/24/2021	1,657
RUB	872,825,030	USD	11,320,903	Goldman Sachs International	3/24/2021	147,499
THB	610,443,047	USD	20,343,377	JPMorgan Chase Bank N.A.	3/19/2021	49,524
TRY	47,935,000	USD	6,201,565	Citibank N.A.	4/16/2021	151,115
TRY	38,495,313	USD	4,803,808	HSBC Bank	2/10/2021	438,287
TRY	2,211,000	USD	290,877	State Street Bank Corp.	4/16/2021	2,140
USD	6,125,018	AUD	7,894,000	UBS AG	4/16/2021	89,524
USD	1,433,109	BRL	7,445,000	JPMorgan Chase Bank N.A.	2/04/2021	72,457
USD	2,762,600	COP	9,650,953,000	Citibank N.A.	2/03/2021	58,576
USD	391,379	COP	1,362,041,000	Goldman Sachs International	2/03/2021	9,759
USD	404,351	CZK	8,654,000	Morgan Stanley Capital Services, Inc.	4/16/2021	734
USD	19,523,307	EUR	15,961,633	Citibank N.A.	4/16/2021	121,484
USD	1,986,693	EUR	1,630,000	Merrill Lynch International	4/16/2021	5,381
USD	72,948	EUR	60,000	State Street Bank Corp.	4/16/2021	16
USD	613,736	HUF	180,445,450	State Street Bank Corp.	4/16/2021	754
USD	5,895,449	PEN	21,295,542	Citibank N.A.	2/02/2021	41,488
USD	365,475	PEN	1,320,000	Goldman Sachs International	2/02/2021	2,618
USD	1,646,292	RON	6,623,362	JPMorgan Chase Bank N.A.	4/16/2021	1,318
USD	389,834	RUB	28,891,000	Goldman Sachs International	3/24/2021	10,223
USD	545,153	RUB	40,525,000	JPMorgan Chase Bank N.A.	3/24/2021	12,678
USD	982,278	TRY	7,384,759	State Street Bank Corp.	4/16/2021	3,599
USD	771,505	ZAR	11,759,715	State Street Bank Corp.	4/16/2021	1,910
						$1,696,234
Liability Derivatives
AUD	102,000	USD	78,699	State Street Bank Corp.	4/16/2021	$(713)
BRL	4,875,000	USD	931,256	Citibank N.A.	2/04/2021	(40,299)
BRL	4,864,000	USD	946,436	Goldman Sachs International	2/04/2021	(57,489)
BRL	93,605,593	USD	17,550,171	JPMorgan Chase Bank N.A.	2/04/2021	(442,769)
CAD	2,558,000	USD	2,025,425	Goldman Sachs International	4/16/2021	(24,724)
CLP	925,696,369	USD	1,274,467	Citibank N.A.	4/26/2021	(13,764)
CLP	436,963,410	USD	596,700	JPMorgan Chase Bank N.A.	4/26/2021	(1,601)
COP	1,402,486,000	USD	403,223	Citibank N.A.	2/03/2021	(10,271)
COP	1,393,966,000	USD	392,619	Goldman Sachs International	2/03/2021	(2,055)
HUF	112,052,000	USD	380,922	Brown Brothers Harriman	4/16/2021	(275)
IDR	4,101,812,000	USD	294,248	JPMorgan Chase Bank N.A.	2/05/2021	(1,964)
MXN	61,512,975	USD	3,073,969	Goldman Sachs International	4/16/2021	(96,506)
MXN	8,140,000	USD	399,024	State Street Bank Corp.	4/16/2021	(5,017)
MYR	67,195,367	USD	16,592,678	Barclays Bank PLC	3/29/2021	(677)
PEN	1,968,000	USD	546,894	Citibank N.A.	2/02/2021	(5,908)
PEN	2,787,032	USD	777,300	Morgan Stanley Capital Services, Inc.	2/02/2021	(11,169)
PLN	954,000	USD	259,496	Brown Brothers Harriman	4/16/2021	(3,159)
PLN	102,632,821	USD	27,590,581	HSBC Bank	4/16/2021	(13,456)
PLN	1,508,000	USD	405,505	Morgan Stanley Capital Services, Inc.	4/16/2021	(310)
RON	9,587,100	USD	2,385,266	JPMorgan Chase Bank N.A.	4/16/2021	(4,220)
RUB	60,307,000	USD	796,104	Barclays Bank PLC	3/24/2021	(3,706)
RUB	13,361,000	USD	179,365	JPMorgan Chase Bank N.A.	3/24/2021	(3,809)
TWD	112,058,000	USD	4,051,998	JPMorgan Chase Bank N.A.	2/23/2021	(49,702)
ZAR	5,226,000	USD	343,756	Morgan Stanley Capital Services, Inc.	4/16/2021	(1,749)
USD	804,829	CNH	5,216,000	Morgan Stanley Capital Services, Inc.	4/16/2021	(33)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
USD	9,665,389	COP	37,334,518,338	Citibank N.A.	2/03/2021	$(795,075)
USD	7,514,608	COP	27,250,073,338	Citibank N.A.	4/09/2021	(102,456)
USD	386,067	EUR	318,002	Goldman Sachs International	4/16/2021	(473)
USD	489,989	EUR	404,800	Merrill Lynch International	4/16/2021	(2,057)
USD	72,861	EUR	60,000	State Street Bank Corp.	4/16/2021	(71)
USD	3,537,063	HUF	1,049,999,219	Merrill Lynch International	4/16/2021	(29,836)
USD	2,066,360	IDR	29,439,432,837	Barclays Bank PLC	4/26/2021	(16,226)
USD	788,855	IDR	11,230,926,000	Citibank N.A.	4/26/2021	(5,636)
USD	383,100	IDR	5,382,555,000	JPMorgan Chase Bank N.A.	2/01/2021	(546)
USD	1,179,628	IDR	16,638,657,500	JPMorgan Chase Bank N.A.	2/19/2021	(4,529)
USD	3,185,037	IDR	45,226,070,000	JPMorgan Chase Bank N.A.	2/26/2021	(31,664)
USD	5,491,411	INR	402,245,852	Barclays Bank PLC	2/24/2021	(6,943)
USD	1,933,993	INR	144,682,000	Goldman Sachs International	2/24/2021	(43,686)
USD	5,449,938	PEN	19,828,509	Citibank N.A.	2/02/2021	(749)
USD	2,587,722	PEN	9,461,950	Citibank N.A.	2/03/2021	(13,308)
USD	4,896,644	PEN	17,860,509	Citibank N.A.	3/29/2021	(13,088)
USD	766,026	PEN	2,787,033	Morgan Stanley Capital Services, Inc.	2/02/2021	(105)
USD	1,604,119	PLN	6,003,000	Citibank N.A.	4/16/2021	(8,868)
USD	2,428,289	RON	9,811,672	JPMorgan Chase Bank N.A.	4/16/2021	(8,532)
USD	1,893,046	RUB	146,446,000	Citibank N.A.	3/24/2021	(31,168)
USD	1,943,562	TRY	14,878,841	NatWest Markets PLC	4/16/2021	(28,286)
USD	993,905	TRY	7,543,688	UBS AG	4/16/2021	(5,838)
USD	4,064,831	TWD	114,425,000	Barclays Bank PLC	2/23/2021	(22,005)
USD	22,961,257	ZAR	354,728,466	Citibank N.A.	4/16/2021	(253,346)
						$(2,219,836)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro-Bund 10 yr	Short	EUR	17	$3,656,728	March – 2021	$5,128
U.S. Treasury Ultra Note 10 yr	Short	USD	53	8,152,891	March – 2021	135,901
						$141,029
Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Bond	Long	USD	10	$2,047,188	March – 2021	$(74,725)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
1/02/23	BRL	45,316,000	centrally cleared	4.45%/At Maturity	1.9% FLR (Daily BZDIOVRA)/Daily	$30,109	$—	$30,109
1/02/23	BRL	23,286,000	centrally cleared	4.895%/At Maturity	1.9% FLR (Daily BZDIOVRA)/Daily	10,155	—	10,155
1/02/24	BRL	39,154,000	centrally cleared	5.66%/At Maturity	1.9% FLR (Daily BZDIOVRA)/Daily	159,904	—	159,904

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements − continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives − continued
Interest Rate Swaps − continued
1/02/25	BRL	13,000,000	centrally cleared	6.22%/At Maturity	1.9% FLR (Daily BZDIOVRA)/Daily	$26,815	$—	$26,815
3/28/25	MXN	36,098,000	centrally cleared	6.24%/28 Days	4.444% FLR (28 day TIIE)/28 days	113,506	—	113,506
4/09/25	MXN	144,884,000	centrally cleared	6.27%/28 Days	4.4667% FLR (28 day TIIE)/28 days	461,305	—	461,305
4/11/25	MXN	73,866,000	centrally cleared	5.98%/28 Days	4.4615% FLR (28 day TIIE)/28 days	194,063	—	194,063
4/17/25	MXN	112,395,000	centrally cleared	5.47%/28 Days	4.4542% FLR (28 day TIIE)28 days	189,156	—	189,156
12/04/25	MXN	130,000,000	centrally cleared	4.8%/28 days	4.4805% FLR (28 day TIIE)/28 days	23,293	—	23,293
						$1,208,306	$—	$1,208,306
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
5/07/29	THB	102,901,000	JPMorgan Chase Bank N.A.	2.16%/Semi-annually	0.74162% FLR (6 month THBFIX)/Semi-annually	$319,193	$—	$319,193
7/17/29	THB	100,000,000	JPMorgan Chase Bank N.A.	1.725%/Semi-annually	1.12091% FLR (6 month THBFIX)/Semi-annually	181,482	—	181,482
						$500,675	$—	$500,675
At January 31, 2021, the fund had cash collateral of $672,235 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of January 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$47,784	$—	$—	$47,784
Non - U.S. Sovereign Debt	—	356,267,410	—	356,267,410
Foreign Bonds	—	23,365,954	—	23,365,954
Mutual Funds	19,221,369	—	—	19,221,369
Total	$19,269,153	$379,633,364	$—	$398,902,517
Other Financial Instruments
Futures Contracts – Assets	$141,029	$—	$—	$141,029
Futures Contracts – Liabilities	(74,725)	—	—	(74,725)
Forward Foreign Currency Exchange Contracts – Assets	—	1,696,234	—	1,696,234
Forward Foreign Currency Exchange Contracts – Liabilities	—	(2,219,836)	—	(2,219,836)
Swap Agreements – Assets	—	1,708,981	—	1,708,981
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,658,579	$54,446,838	$38,884,048	$—	$—	$19,221,369
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,871	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2021, are as follows:
Mexico	14.8%
South Africa	13.2%
Indonesia	11.0%
Brazil	9.5%
Colombia	7.5%
China	6.9%
Russia	5.7%
Thailand	5.3%
United States	(7.4)%
Other Countries	33.5%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.